Basis of measurement (Tables)	12 Months Ended
Dec. 31, 2024
Basis of measurement
Schedule of financial information for NCI that are material to the Group

Summarized statement of financial position	Ambipar Response Espírito Santo S.A.	Ambipar Response Dracares Apoio Marítimo e Portuario S/A.	Ambipar Flyone Serviço Aereo Especializado, Comércio e Serviço	RG Response S.A.	Ambipar Response Tank Cleaning S/A	JM Serviços Integrados S.A.	Ambipar Response Marine S/A	Ambipar Response Industrial Services S/A
	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
Current assets	157,034	37,071	67,557	7,072	34,155	25,967	7,307	22,186
Current liabilities	(149,863)	(26,273)	(85,007)	(3,398)	(10,074)	(27,489)	(5,571)	(12,652)
Current net assets	7,171	10,798	(17,450)	3,674	24,081	(1,522)	1,736	9,534
Non-current assets	262,628	93,831	204,891	9,849	146,741	47,482	8,847	6,554
Non-current liabilities	(158,188)	(15,942)	(55,909)	(5,150)	(39,979)	(25,464)	(253)	(1,502)
Non-current net assets	104,440	77,889	148,982	4,699	106,762	22,018	8,594	5,052
Net assets	111,611	88,687	131,532	8,373	130,843	20,496	10,330	14,586
Net assets controlling	111,611	88,687	131,532	8,373	130,843	20,496	10,330	14,586
Net assets nom-controlling	—	—	—	—	—	—	—	—

Accumulated NCI
Others adjustment from non-controlling	6,618	18,307	16,511	678	20,622	209	(703)	4,229
Accumulated NCI adjusted

Summarized statement of financial position	Ambipar Response Espírito Santo S.A.	Ambipar Response Dracares Apoio Marítimo e Portuario S/A.	Ambipar Flyone Serviço Aereo Especializado, Comércio e Serviço	RG Response S.A.	Ambipar Response Tank Cleaning S/A	JM Serviços Integrados S.A.	Ambipar Response Marine S/A	Ambipar Response Industrial Services S/A
Revenue	359,946	101,136	206,147	13,873	74,800	69,414	1,265	77,763
Cost of services rendered	(303,359)	(78,354)	(129,042)	(11,076)	(62,515)	(61,906)	(13,303)	(60,175)
Gross profit	56,587	22,782	77,105	2,797	12,285	7,508	(12,038)	17,588
Selling, general and administrative expenses	—	—	—	—	—	—	—	—
Other expense	667	15,140	74	360	53,590	214	631	—
Operating expenses	667	15,140	74	360	53,590	214	631	—
Operating profit	57,254	37,922	77,179	3,157	65,875	7,722	(11,407)	17,588

Finance costs	(30,681)	(2,297)	(11,077)	(526)	(1,540)	(5,623)	(253)	(226)
Finance income	1,368	3,481	924	26	368	1,460	175	21
Net finance costs	(29,313)	1,184	(10,153)	(500)	(1,172)	(4,163)	(78)	(205)
Profit before tax	27,941	39,106	67,026	2,657	64,703	3,559	(11,485)	17,383
Income tax and social contribution	(9,693)	(7,858)	(21,910)	(477)	(8,584)	4,204	(623)	(5,876)
Profit for the year	18,248	31,248	45,116	2,180	56,119	7,763	(12,108)	11,507
Profit for the year controlling	10,834	15,936	23,009	1,285	28,622	5,434	(12,808)	5,869
Profit for the year non-controlling	7,414	15,312	22,107	895	27,497	2,329	700	5,638
Interest attributable to non-controlling shareholders	30.00%	49.00%	49.00%	49.00%	49.00%	30.00%	10.00%	49.00%

(*) The information on Ambipar Response ES S.A. in this table is consolidated and have their subsidiaries shown in the table at note 1.1.

(Continued)
Summarized statement of financial position	Ambipar Response Industrial Services Canada	Unidroid Robotica Do Brasil Ltda	Ambipar Response Maritime Services PDA S.A.	Smr Socorro Médico e Resgate Ltda	Ssmr Saude Ocupacional Ltda. Epp	Ssr Serviços De Seguranca e Resgate Ltda Epp	Total
	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
Current assets	152,654	6,683	2,136	9,464	6,510	3,449	539,245
Current liabilities	(83,555)	(3,063)	(1,179)	(7,875)	(9,855)	(5,318)	(431,172)
Current net assets	69,099	3,620	957	1,589	(3,345)	(1,869)	108,073
Non-current assets	458,866	787	2,122	31,186	25,299	12,462	1,311,545
Non-current liabilities	(100,483)	(240)	(110)	(20,445)	(14,536)	(10,732)	(448,933)
Non-current net assets	358,383	547	2,012	10,741	10,763	1,730	862,612
Net assets	427,482	4,167	2,969	12,330	7,418	(139)	970,685
Net assets controlling	427,482	4,167	2,969	12,330	7,418	(139)	970,685
Net assets nom-controlling	—	—	—	—	—	—	—

Accumulated NCI							283,738
Others adjustment from non-controlling	15,867	907	320	(18)	(51)	(306)	83,189
Accumulated NCI adjusted							366,927

Summarized statement of financial position	Ambipar Response Industrial Services Canada	Unidroid Robotica Do Brasil Ltda	Ambipar Response Maritime Services PDA S.A.	Smr Socorro Médico e Resgate Ltda	Ssmr Saude Ocupacional Ltda. Epp	Ssr Serviços De Seguranca e Resgate Ltda Epp	Total
Revenue	204,713	5,963	5,050	79,587	45,721	24,277	1,269,655
Cost of services rendered	(210,241)	(3,651)	(3,720)	(74,663)	(43,154)	(23,752)	(1,078,911)
Gross profit	(5,528)	2,312	1,330	4,924	2,567	525	190,744
Selling, general and administrative expenses	—	—	—	—	—	—	—
Other expense	3,899	—	15	—	—	—	74,590
Operating expenses	3,899	—	15	—	—	—	74,590
Operating profit	(1,629)	2,312	1,345	4,924	2,567	525	265,334

Finance costs	(7,640)	(56)	(42)	(1,498)	(2,088)	(1,376)	(64,923)
Finance income	—	14	47	111	4	12	8,011
Net finance costs	(7,640)	(42)	5	(1,387)	(2,084)	(1,364)	(56,912)
Profit before tax	(9,269)	2,270	1,350	3,537	483	(839)	208,422
Income tax and social contribution	(3,768)	(62)	(301)	(2,553)	(1,152)	(28)	(58,681)
Profit for the year	(13,037)	2,208	1,049	702	(669)	(867)	149,741
Profit for the year controlling	(9,123)	1,126	629	689	(468)	(607)	70,427
Profit for the year non-controlling	(3,914)	1,082	420	295	(201)	(260)	79,314
Interest attributable to non-controlling shareholders	30.02%	49.00%	40.00%	30.00%	30.00%	30.00%

(*)    The information on Ambipar Response ES S.A. in this table is consolidated and have their subsidiaries shown in the table at note 1.1

Schedule of interest rate risk	December 31, 2024

	(Consolidated) scenarios
Index risk	Base	Probable	Possible	Remote

CDI - Interest earning bank deposits	220,781	27,046	33,808	40,569
CDI – Loans	(990,144)	(121,293)	(151,616)	(181,940)
CDI – Debentures	(463,895)	(56,827)	(71,034)	(85,241)

Net exposure	(1,233,258)	(151,074)	(188,842)	(226,612)
▪December 31, 2023

	(Consolidated) scenarios
Index risk	Base	Probable	Possible	Remote

CDI - Interest earning bank deposits	132,072	15,518	19,398	23,277
CDI - Loans and Financing	(701,902)	(82,473)	(103,091)	(123,710)
CDI – Debentures	(545,750)	(64,126)	(80,158)	(96,189)

Net exposure	(1,115,580)	(131,081)	(163,851)	(196,622)

Schedule of non-derivative financial liabilities per maturity intervals, corresponding to balance sheets' remaining period until contract maturity date

	<1 year	1–2 years	2–5 years	>5 years	Total
December 31, 2024
Loans and financing	212,105	692,678	77,413	7,948	990,144
Loans and financing (interest)	21,423	69,960	7,819	803	100,005
Debentures	84,072	187,860	191,963	—	463,895
Lease liabilities	105,419	183,267	131,850	—	420,536
Suppliers and other accounts payable	266,441	9,672	—	—	276,113
	689,460	1,143,437	409,045	8,751	2,250,693

December 31, 2023
Loans and financing	84,369	140,566	476,967	—	701,902
Loans and financing (interest)	9,534	15,884	53,897	—	79,315
Debentures	79,677	116,518	349,555	—	545,750
Lease liabilities	24,892	29,344	8,248	—	62,484
Suppliers and other accounts payable	219,256	13,551	—	—	232,807
	417,728	315,863	888,667	—	1,622,258
(*) In order, the amounts above refers to agreement nominal amount, however, they not represent of Financial and accounting position as financial statement
Schedule of financial leverage ratio

Consolidated financial information	December 31, 2024	December 31, 2023

Loans and financing and debentures	1,454,039	1,247,652
Less: cash and cash equivalents	(358,434)	(423,266)
Net bank loans and financing	1,095,605	824,386
Total shareholders' equity	1,816,497	1,356,797
Total capital	2,912,102	2,181,183
Leverage ratio	37.6%	37.8%

Schedule of financial instruments by category

December 31, 2024
		Consolidated
	Fair value level	Book value	Market value
Amortized cost (category):
Financial assets
Cash and banks	Level 1	137,653	137,653
Interest earning bank deposits - immediate liquidity	Level 1	220,781	220,781
Trade and other receivables, net	Level 1	1,105,934	1,105,934
Related parties	Level 2	377,020	377,020

Financial liabilities
Loans and leases liabilities	Level 2	990,144	990,144
Debentures	Level 2	463,895	463,895
Trade and other payables	Level 1	218,219	218,219
Obligations from acquisition of investment	Level 2	109,175	109,175
Related parties	Level 2	1,351,097	1,351,097
Lease liabilities	Level 2	304,097	304,097

December 31, 2023
		Consolidated
	Fair value level	Book value	Market value
Amortized cost (category):
Financial assets
Cash and banks	Level 1	291,194	291,194
Interest earning bank deposits - immediate liquidity	Level 1	132,072	132,072
Accounts receivable	Level 1	803,523	803,523
Related parties	Amortized cost – Level 2	29,322	29,322
Financial liabilities
Loans and leases liabilities	Level 2	701,902	701,902
Debentures	Level 2	545,750	545,750
Suppliers	Level 1	184,618	184,618
Obligations from acquisition of investment	Level 2	352,751	352,751
Related parties	Level 2	620,842	620,842
Lease liabilities	Level 2	57,480	57,480